UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23240

Investment Company Act File Number

Eaton Vance Floating Rate 2022 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate 2022 Target Term Trust

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 127.5%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.6%
Accudyne Industries, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2024	$746	$750,972
TransDigm, Inc.
Term Loan, 4.77%, (USD LIBOR + 2.75%), Maturing June 9, 2023(2)	2,977	2,992,193

		$3,743,165

Automotive — 1.6%
Apro, LLC
Term Loan, 5.69%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	$1,270	$1,277,602
Belron Finance US, LLC
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	224	226,121
Chassix, Inc.
Term Loan, 7.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	249	252,180
Federal-Mogul Holdings Corporation
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	2,000	2,014,792

		$3,770,695

Building and Development — 2.3%
Beacon Roofing Supply, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	$225	$226,375
DTZ U.S. Borrower, LLC
Term Loan, 5.18%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	2,185	2,176,047
Quikrete Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,933	1,943,612
Werner FinCo L.P.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	873	884,039

		$5,230,073

Business Equipment and Services — 9.2%
AlixPartners, LLP
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	$1,290	$1,297,483
Camelot UK Holdco Limited
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	794	799,818
Change Healthcare Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	3,970	3,983,986
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	550	552,750
EIG Investors Corp.
Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	1,877	1,893,702
GreenSky Holdings, LLC
Term Loan, Maturing March 22, 2025(3)	1,350	1,358,438
ION Trading Technologies S.a.r.l.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing November 30, 2024	873	866,266
Iron Mountain, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 1.75%), Maturing March 23, 2026	350	350,146

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
J.D. Power and Associates
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	$1,290	$1,296,627
Kronos Incorporated
Term Loan, 4.88%, (2 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	2,487	2,504,416
LegalZoom.com, Inc.
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.50%), Maturing November 21, 2024	299	301,868
Term Loan - Second Lien, 10.34%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025	225	227,250
ON Assignment, Inc.
Term Loan, Maturing February 21, 2025(3)	175	175,831
Ping Identity Corporation
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025	125	125,625
Prime Security Services Borrower, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,290	1,301,629
Red Ventures, LLC
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	373	377,090
Shutterfly, Inc.
Term Loan, Maturing August 17, 2024(3)	200	201,500
SMG Holdings, Inc.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025	100	101,104
Solera, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	299	300,289
Spin Holdco, Inc.
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	1,290	1,299,389
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	800	802,500
Vantiv, LLC
Term Loan, 3.78%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024	550	553,667
West Corporation
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	399	402,574
Term Loan, Maturing October 10, 2024(3)	125	126,250

		$21,200,198

Cable and Satellite Television — 6.0%
Charter Communications Operating, LLC
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	$1,322	$1,327,966
CSC Holdings, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	475	475,668
Numericable Group S.A.
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2026	1,297	1,258,496
Radiate Holdco, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	894	890,017
Telenet Financing USD, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	2,200	2,213,356
Unitymedia Finance, LLC
Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	300	299,953
UPC Financing Partnership
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	2,700	2,711,572
Virgin Media Bristol, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	3,000	3,018,750
Ziggo Secured Finance Partnership
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	1,650	1,640,202

		$13,835,980

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 8.0%
A. Schulman, Inc.
Term Loan, 4.98%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	$2,974	$2,983,229
Alpha 3 B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	1,290	1,301,540
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024	2,933	2,943,802
Ineos US Finance, LLC
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	1,297	1,302,017
Invictus US, LLC
Term Loan, Maturing January 24, 2025(3)	200	201,844
Kraton Polymers, LLC
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	865	872,281
MacDermid, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,849	1,864,156
PQ Corporation
Term Loan, 4.29%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	2,282	2,292,114
Prince Minerals, Inc.
Term Loan, Maturing March 20, 2025(3)	150	151,219
Proampac PG Borrower, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.50%), Maturing November 18, 2023	734	742,073
Solenis International L.P.
Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	999	997,709
Spectrum Holdings III Corp.
Term Loan, 1.00%, Maturing January 31, 2025(4)	14	13,567
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	137	137,182
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	430	433,900
Tronox Finance, LLC
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	992	1,001,308
Venator Materials Corporation
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,294	1,301,988

		$18,539,929

Conglomerates — 0.9%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$1,985	$1,994,925

		$1,994,925

Containers and Glass Products — 4.6%
BWAY Holding Company
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	$744	$748,950
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,487	2,502,239
Libbey Glass, Inc.
Term Loan, 4.72%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,885	1,863,437
Reynolds Group Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,977	2,995,996
Ring Container Technologies Group, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	299	300,559
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 13, 2022	1,890	1,902,723

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Tekni-Plex, Inc.
Term Loan, Maturing October 5, 2024(3)	$48	$47,847
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	125	125,233
Term Loan, Maturing October 17, 2024(3)	77	77,752

		$10,564,736

Drugs — 4.7%
Albany Molecular Research, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$746	$749,048
Term Loan - Second Lien, 8.88%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	504,375
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	2,978	2,980,850
Horizon Pharma, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	1,293	1,302,916
Jaguar Holding Company II
Term Loan, 4.60%, (USD LIBOR + 2.50%), Maturing August 18, 2022(2)	2,977	2,990,437
Mallinckrodt International Finance S.A.
Term Loan, 5.20%, (6 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	1,744	1,744,655
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	325	325,914
PharMerica Corporation
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	325	326,828

		$10,925,023

Ecological Services and Equipment — 1.5%
Advanced Disposal Services, Inc.
Term Loan, 3.98%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,964	$2,976,781
Charah, LLC
Term Loan, 8.19%, (USD LIBOR + 6.25%), Maturing October 25, 2024(2)	196	198,949
Wrangler Buyer Corp.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	224	226,074

		$3,401,804

Electronics/Electrical — 13.3%
Almonde, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,294	$1,293,949
Answers Finance, LLC
Term Loan, 6.88%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021	595	583,579
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	266	261,143
Applied Systems, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	945	953,816
Aptean, Inc.
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	1,290	1,294,661
Avast Software B.V.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	1,251	1,260,451
Barracuda Networks, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	150	150,820
CPI International, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	746	749,981
Cypress Semiconductor Corporation
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.25%), Maturing July 5, 2021	1,266	1,274,650
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	400	405,150

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Electro Rent Corporation
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	$744	$748,999
Epicor Software Corporation
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	75	75,223
Exact Merger Sub, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	249	251,471
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	175	176,745
Flexera Software, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	100	100,563
GTCR Valor Companies, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	746	753,421
Infoblox, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	728	739,478
Infor (US), Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	2,977	2,988,609
Informatica Corporation
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	1,697	1,708,967
Lattice Semiconductor Corporation
Term Loan, 5.95%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	1,289	1,301,829
MA FinanceCo., LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	258	255,484
Prometric Holdings, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	100	100,781
Seattle Spinco, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	1,742	1,742,479
SkillSoft Corporation
Term Loan, 6.63%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,500	2,424,375
SolarWinds Holdings, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing February 21, 2024	449	451,428
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, Maturing February 28, 2025(3)	409	411,557
SS&C Technologies, Inc.
Term Loan, Maturing February 28, 2025(3)	1,166	1,173,410
Syncsort Incorporated
Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	1,294	1,299,159
TTM Technologies, Inc.
Term Loan, Maturing September 27, 2024(3)	125	125,547
Uber Technologies
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	1,985	1,995,555
Term Loan, Maturing July 22, 2025(3)	600	604,500
Veritas Bermuda Ltd.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	744	742,151
VF Holding Corp.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	992	1,001,747
Wall Street Systems Delaware, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	274	274,884
Western Digital Corporation
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	1,075	1,082,367

		$30,758,929

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Equipment Leasing — 1.3%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	$2,978	$2,983,497

		$2,983,497

Financial Intermediaries — 3.0%
Clipper Acquisitions Corp.
Term Loan, 4.02%, (3 mo. USD LIBOR + 2.00%), Maturing December 11, 2024	$449	$450,418
Donnelley Financial Solutions, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	953	958,540
EIG Management Company, LLC
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing January 30, 2025	100	101,125
Freedom Mortgage Corporation
Term Loan, 6.62%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	1,962	1,989,245
Greenhill & Co., Inc.
Term Loan, 5.59%, (USD LIBOR + 3.75%), Maturing October 12, 2022(2)	420	423,360
Harbourvest Partners, LLC
Term Loan, 4.55%, (3 mo. USD LIBOR + 2.25%), Maturing February 20, 2025	200	200,375
Quality Care Properties, Inc.
Term Loan, 7.13%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	1,127	1,141,185
StepStone Group L.P.
Term Loan, Maturing March 14, 2025(3)	250	250,625
Titan Acquisition Limited
Term Loan, Maturing March 15, 2025(3)	1,175	1,173,991
Victory Capital Management, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing February 7, 2025	112	112,748
Virtus Investment Partners, Inc.
Term Loan, 1.25%, Maturing June 3, 2024(4)	75	75,422

		$6,877,034

Food Products — 2.4%
Alphabet Holding Company, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,393	$1,298,973
American Seafoods Group, LLC
Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023	728	729,035
CH Guenther & Son, Incorporated
Term Loan, Maturing March 22, 2025(3)	200	201,344
Del Monte Foods, Inc.
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	597	514,321
HLF Financing S.a.r.l.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	707	715,402
JBS USA, LLC
Term Loan, 4.68%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	1,985	1,981,489

		$5,440,564

Food Service — 1.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.29%, (USD LIBOR + 2.25%), Maturing February 16, 2024(2)	$2,977	$2,984,221
Aramark Services, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025	349	352,471
CFSP Acquisition Corp.
Term Loan, 0.00%, Maturing March 6, 2025(4)	18	18,405
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.00%), Maturing March 21, 2025	82	81,595

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
IRB Holding Corp.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	$300	$303,437

		$3,740,129

Food/Drug Retailers — 1.9%
Albertsons, LLC
Term Loan, 4.96%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	$2,978	$2,945,864
Diplomat Pharmacy, Inc.
Term Loan, 6.38%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	183	184,526
Supervalu, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	484	480,629
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	806	801,049

		$4,412,068

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	$323	$328,189

		$328,189

Health Care — 18.4%
Akorn, Inc.
Term Loan, 6.19%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	$500	$497,969
Alliance Healthcare Services, Inc.
Term Loan, 6.34%, (USD LIBOR + 4.50%), Maturing October 24, 2023(2)	248	250,301
Auris Luxembourg III S.a.r.l.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,481	2,497,923
Avantor, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	524	529,797
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	744	729,460
Carestream Dental Equipment, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	746	749,515
Certara L.P.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	995	1,001,219
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,333	2,356,059
Community Health Systems, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	2,560	2,466,043
Concentra, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	125	125,352
CryoLife, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	175	176,963
DJO Finance, LLC
Term Loan, 5.04%, (USD LIBOR + 3.25%), Maturing June 8, 2020(2)	1,293	1,301,316
Envision Healthcare Corporation
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	1,702	1,712,956
GHX Ultimate Parent Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	1,290	1,295,895
Greatbatch Ltd.
Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	935	943,469
Hanger, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	425	425,531
Indivior Finance S.a.r.l.
Term Loan, 6.42%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	324	325,808

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	$2,977	$2,990,267
KUEHG Corp.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,389	1,400,926
MPH Acquisition Holdings, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	2,786	2,802,597
Navicure, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	200	200,747
Opal Acquisition, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	744	706,962
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	1,287	1,298,980
Parexel International Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	970	971,580
Prospect Medical Holdings, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	475	476,187
Quintiles IMS Incorporated
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	2,977	2,995,996
Select Medical Corporation
Term Loan, 4.46%, (3 mo. USD LIBOR + 2.75%), Maturing March 1, 2021	1,985	1,998,609
Sotera Health Holdings, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	1,439	1,445,470
Surgery Center Holdings, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,990	1,991,554
Team Health Holdings, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,977	2,858,346
Tecomet, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	1,290	1,303,691
U.S. Anesthesia Partners, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,440	1,448,872
Wink Holdco, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	175	174,181

		$42,450,541

Home Furnishings — 1.4%
Bright Bidco B.V.
Term Loan, 5.73%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)	$1,290	$1,310,948
Serta Simmons Bedding, LLC
Term Loan, 5.22%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,990	1,819,560

		$3,130,508

Industrial Equipment — 7.7%
Apex Tool Group, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	$969	$969,891
Clark Equipment Company
Term Loan, 4.30%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	2,754	2,759,000
Delachaux S.A.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	692	695,399
DXP Enterprises, Inc.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023	199	199,870
Engineered Machinery Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	873	874,762
EWT Holdings III Corp.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	1,764	1,778,437

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Filtration Group Corporation
Term Loan, Maturing March 27, 2025(3)	$650	$652,844
Gardner Denver, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	473	475,546
Gates Global, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	1,985	1,998,536
Hayward Industries, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	746	750,448
Paladin Brands Holding, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	538	544,535
Pro Mach Group, Inc.
Term Loan, 5.03%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	100	100,277
Rexnord, LLC
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024	1,502	1,511,644
Robertshaw US Holding Corp.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.50%), Maturing February 19, 2025	400	404,000
Signode Industrial Group US, Inc.
Term Loan, 5.42%, (USD LIBOR + 2.75%), Maturing May 4, 2021(2)	2,733	2,729,848
Tank Holding Corp.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 17, 2022	1,264	1,272,038
Thermon Industries, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	113	113,484

		$17,830,559

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	$744	$749,646
Asurion, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	1,445	1,455,435
Term Loan - Second Lien, 7.88%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	1,500	1,544,063
Hub International Limited
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	249	250,265
NFP Corp.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	744	747,231
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing March 1, 2021(3)	400	400,200
USI, Inc.
Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,294	1,298,997

		$6,445,837

Leisure Goods/Activities/Movies — 4.5%
Ancestry.com Operations, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	$1,613	$1,622,266
ClubCorp Club Operations, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024	661	666,082
Crown Finance US, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	750	749,953
Live Nation Entertainment, Inc.
Term Loan, 3.69%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023	2,977	3,000,394
National CineMedia, LLC
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019	3,000	3,009,375
Steinway Musical Instruments, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	350	353,062

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Travel Leaders Group, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing January 25, 2024	$993	$1,006,147

		$10,407,279

Lodging and Casinos — 9.1%
Amaya Holdings B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$2,481	$2,496,219
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	249	250,933
Boyd Gaming Corporation
Term Loan, 4.24%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	2,787	2,805,198
Cyan Blue Holdco 3 Limited
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	744	747,408
Four Seasons Hotels Limited
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	2,977	2,995,198
Golden Nugget, Inc.
Term Loan, 4.98%, (USD LIBOR + 3.25%), Maturing October 4, 2023(2)	3,300	3,331,825
GVC Holdings PLC
Term Loan, Maturing March 15, 2024(3)	425	425,664
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	200	201,250
Hilton Worldwide Finance, LLC
Term Loan, 3.87%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	2,977	2,997,068
Las Vegas Sands, LLC
Term Loan, 3.63%, (1 mo. USD LIBOR + 1.75%), Maturing March 29, 2024	2,985	2,995,420
Playa Resorts Holding B.V.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing April 29, 2024	423	426,148
VICI Properties 1, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	811	815,026
Wyndham Hotels & Resorts, Inc.
Term Loan, Maturing March 28, 2025(3)	500	500,000

		$20,987,357

Nonferrous Metals/Minerals — 1.4%
Dynacast International, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,290	$1,299,701
Fairmount Santrol, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022	696	705,480
Murray Energy Corporation
Term Loan, 9.55%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	744	634,269
Oxbow Carbon, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	247	250,269
Term Loan - Second Lien, 9.38%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024	275	279,812

		$3,169,531

Oil and Gas — 2.3%
CITGO Petroleum Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	$1,990	$1,994,692
Fieldwood Energy, LLC
Term Loan, 8.88%, (1 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	1,500	1,501,875
Green Plains Renewable Energy, Inc.
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	871	883,684

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Medallion Midland Acquisition, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	$200	$199,999
MEG Energy Corp.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	381	381,756
PSC Industrial Holdings Corp.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	299	302,242

		$5,264,248

Publishing — 1.4%
Ascend Learning, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,294	$1,299,025
Harland Clarke Holdings Corp.
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	630	636,883
Lamar Media Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 1.75%), Maturing February 16, 2025	200	201,333
Multi Color Corporation
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	150	150,607
ProQuest, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,053	1,068,995

		$3,356,843

Radio and Television — 2.9%
CBS Radio, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	$1,297	$1,303,638
E.W. Scripps Company (The)
Term Loan, 6.00%, (3 mo. USD Prime + 1.25%), Maturing October 2, 2024	149	149,996
Entravision Communications Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	423	423,668
Hubbard Radio, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing May 27, 2022	1,387	1,398,009
Raycom TV Broadcasting, LLC
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	398	398,995
Sinclair Television Group, Inc.
Term Loan, Maturing December 12, 2024(3)	1,100	1,107,007
Univision Communications, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,984	1,955,615

		$6,736,928

Retailers (Except Food and Drug) — 2.1%
Ascena Retail Group, Inc.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$700	$623,000
BJ’s Wholesale Club, Inc.
Term Loan, 5.19%, (1 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	748	748,456
Global Appliance, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	398	404,463
Go Wireless, Inc.
Term Loan, 8.38%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	272	271,450
LSF9 Atlantis Holdings, LLC
Term Loan, 7.69%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	736	727,658
Staples, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	224	222,754
Toys ‘R’ Us Property Company I, LLC
Term Loan, 0.00%, Maturing August 21, 2019(5)	1,300	1,083,875

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Vivid Seats Ltd.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	$744	$746,701

		$4,828,357

Steel — 2.2%
Atkore International, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$2,135	$2,151,410
GrafTech Finance, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	750	750,937
Phoenix Services International, LLC
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	350	352,188
Zekelman Industries, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	1,787	1,799,243

		$5,053,778

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$150	$151,132
Kenan Advantage Group, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	301	302,885
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	989	994,456
PODS, LLC
Term Loan, 4.71%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024	224	225,647
XPO Logistics, Inc.
Term Loan, 3.92%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	225	226,083

		$1,900,203

Telecommunications — 4.7%
Colorado Buyer, Inc.
Term Loan, 4.78%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	$744	$746,159
Consolidated Communications, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	1,292	1,275,566
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	790	825,418
Intelsat Jackson Holdings S.A.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024	650	671,396
Mitel Networks Corporation
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	199	200,741
Onvoy, LLC
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	794	768,181
Sprint Communications, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	2,977	2,981,630
Syniverse Holdings, Inc.
Term Loan, 6.72%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	375	379,980
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	2,915	2,932,197

		$10,781,268

Utilities — 1.8%
Calpine Corporation
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	$1,985	$1,993,377
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,245	1,263,959
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	50	50,591

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Talen Energy Supply, LLC
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	$844	$833,064

		$4,140,991

Total Senior Floating-Rate Loans (identified cost $294,446,984)		$294,231,166

Corporate Bonds & Notes — 25.4%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.8%
Air Canada
7.75%, 4/15/21(6)	$1,000	$1,097,500
Bombardier, Inc.
6.125%, 1/15/23(6)	1,000	1,002,490
TransDigm, Inc.
5.50%, 10/15/20	1,000	1,007,500
6.00%, 7/15/22	1,000	1,022,500
United Continental Holdings, Inc.
4.25%, 10/1/22	70	68,688

		$4,198,678

Automotive — 0.2%
ZF North America Capital, Inc.
4.50%, 4/29/22(6)	$545	$553,856

		$553,856

Building and Development — 0.9%
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)	$1,000	$1,041,200
Standard Industries, Inc.
5.50%, 2/15/23(6)	1,000	1,037,500

		$2,078,700

Cable and Satellite Television — 2.1%
Cablevision Systems Corp.
5.875%, 9/15/22	$925	$920,097
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	1,000	1,009,000
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(6)	1,000	1,001,250
DISH DBS Corp.
5.00%, 3/15/23	1,000	906,250
SFR Group S.A.
6.00%, 5/15/22(6)	1,000	978,750

		$4,815,347

Chemicals and Plastics — 0.8%
Platform Specialty Products Corp.
6.50%, 2/1/22(6)	$735	$748,781

Security	Principal Amount (000’s omitted)	Value
Tronox Finance, LLC
7.50%, 3/15/22(6)	$1,000	$1,038,118

		$1,786,899

Consumer Products — 0.5%
HRG Group, Inc.
7.75%, 1/15/22	$1,000	$1,040,625

		$1,040,625

Containers and Glass Products — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(6)	$1,000	$997,500

		$997,500

Distribution & Wholesale — 0.2%
American Tire Distributors, Inc.
10.25%, 3/1/22(6)	$500	$513,125

		$513,125

Diversified Financial Services — 1.2%
FBM Finance, Inc.
8.25%, 8/15/21(6)	$2,680	$2,814,000

		$2,814,000

Drugs — 0.9%
Teva Pharmaceutical Finance IV, LLC
2.25%, 3/18/20	$1,000	$947,981
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(6)	1,000	1,036,250

		$1,984,231

Ecological Services and Equipment — 0.4%
GFL Environmental, Inc.
5.375%, 3/1/23(6)	$1,000	$985,000

		$985,000

Electronics/Electrical — 1.3%
Anixter, Inc.
5.50%, 3/1/23	$1,000	$1,038,750
Infor (US), Inc.
6.50%, 5/15/22	1,000	1,022,500
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(6)	1,000	1,005,000

		$3,066,250

Energy — 0.4%
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23(6)	$1,000	$966,250

		$966,250

Financial Intermediaries — 1.1%
Ally Financial, Inc.
4.625%, 5/19/22	$1,000	$1,017,500
CIT Group, Inc.
4.125%, 3/9/21	90	90,675

Security	Principal Amount (000’s omitted)	Value
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	$500	$510,000
Navient Corp.
5.50%, 1/25/23	1,007	993,154

		$2,611,329

Food Products — 0.2%
Dean Foods Co.
6.50%, 3/15/23(6)	$500	$476,875

		$476,875

Health Care — 1.3%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	$390	$361,238
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(6)(7)	455	459,550
HCA, Inc.
7.50%, 2/15/22	1,000	1,101,250
Kinetic Concepts, Inc./KCI USA, Inc.
12.50%, 11/1/21(6)	1,000	1,135,000

		$3,057,038

Internet Software & Services — 0.5%
Netflix, Inc.
5.50%, 2/15/22	$1,000	$1,040,000

		$1,040,000

Leisure Goods/Activities/Movies — 0.4%
Sabre GLBL, Inc.
5.375%, 4/15/23(6)	$1,000	$1,013,750

		$1,013,750

Lodging and Casinos — 0.9%
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21(6)	$1,545	$1,599,075
MGM Resorts International
6.00%, 3/15/23	450	473,625

		$2,072,700

Metals/Mining — 0.5%
Hudbay Minerals, Inc.
7.25%, 1/15/23(6)	$1,000	$1,042,500

		$1,042,500

Nonferrous Metals/Minerals — 0.4%
Teck Resources, Ltd.
3.75%, 2/1/23	$1,000	$964,950

		$964,950

Oil and Gas — 3.6%
Antero Resources Corp.
5.125%, 12/1/22	$1,000	$1,012,500
Energy Transfer Equity, L.P.
4.25%, 3/15/23	1,000	975,000

Security	Principal Amount (000’s omitted)	Value
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(6)	$500	$515,000
Matador Resources Co.
6.875%, 4/15/23	1,000	1,042,500
Nabors Industries, Inc.
4.625%, 9/15/21	1,000	970,250
Oasis Petroleum, Inc.
6.875%, 3/15/22	1,000	1,016,740
Resolute Energy Corp.
8.50%, 5/1/20	315	315,000
Tervita Escrow Corp.
7.625%, 12/1/21(6)	1,500	1,529,355
Whiting Petroleum Corp.
5.75%, 3/15/21	1,000	1,012,480

		$8,388,825

Publishing — 0.2%
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(6)(7)	$439	$436,256

		$436,256

Road & Rail — 0.5%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	$1,000	$1,028,750

		$1,028,750

Software and Services — 0.4%
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(6)(7)	$1,000	$1,013,750

		$1,013,750

Steel — 0.5%
Allegheny Technologies, Inc.
5.95%, 1/15/21	$1,000	$1,025,000

		$1,025,000

Surface Transport — 0.9%
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(6)	$1,000	$983,450
XPO Logistics, Inc.
6.50%, 6/15/22(6)	1,000	1,035,000

		$2,018,450

Technology — 0.5%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(6)	$1,000	$1,026,250

		$1,026,250

Telecommunications — 2.4%
Altice Financing S.A.
6.625%, 2/15/23(6)	$335	$332,487
CenturyLink, Inc.
5.80%, 3/15/22	1,000	981,250
SBA Communications Corp.
4.00%, 10/1/22(6)	90	86,625

Security	Principal Amount (000’s omitted)	Value
Sprint Communications, Inc.
6.00%, 11/15/22	$2,000	$1,967,500
T-Mobile USA, Inc.
6.00%, 3/1/23	1,000	1,042,500
Zayo Group, LLC/Zayo Capital, Inc.
6.00%, 4/1/23	1,000	1,032,500

		$5,442,862

Total Corporate Bonds & Notes (identified cost $59,549,122)		$58,459,746

Convertible Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.8%
NRG Yield, Inc.
3.25%, 6/1/20(6)	$1,000	$992,759
Tesla Energy Operations, Inc.
1.625%, 11/1/19	1,000	914,995

Total Convertible Bonds (identified cost $1,962,675)		$1,907,754

Short-Term Investments — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(8)	3,657,421	$3,656,689

Total Short-Term Investments (identified cost $3,656,999)		$3,656,689

Total Investments — 155.3% (identified cost $359,615,780)		$358,255,355

Less Unfunded Loan Commitments — (0.1)%		$(106,905)

Net Investments — 155.2% (identified cost $359,508,875)		$358,148,450

Notes Payable — (41.2)%		$(95,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.8)%		$(31,909,832)

Other Assets, Less Liabilities — (0.2)%		$(534,167)

Net Assets Applicable to Common Shares — 100.0%		$230,704,451

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	The stated interest rate represents the weighted average interest rate at March 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after March 31, 2018, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to Fund these investments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2018, the aggregate value of these securities is $31,523,002 or 13.7% of the Trust’s net assets applicable to common shares.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $195,424.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at March 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$294,124,261	$—	$294,124,261
Corporate Bonds & Notes	—	58,459,746	—	58,459,746
Convertible Bonds	—	1,907,754	—	1,907,754
Short-Term Investments	—	3,656,689	—	3,656,689
Total Investments	$—	$358,148,450	$—	$358,148,450

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate 2022 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018